Credit Facilities, Long-Term Debt and Lease Liabilities - Restrictions on Non-Recourse Debt and Security (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 AUD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Disclosure of detailed information about borrowings [line items]
Exchangeable securities	$ 744		$ 739
Property, plant and equipment	5,714		5,556	$ 5,320
Intangible assets other than goodwill	223		252	256
Annual cash payments	40		40	$ 40
Annual cash payments, net	37
TransAlta OCP
Disclosure of detailed information about borrowings [line items]
Restricted cash	17		17
Renewable generation facilities
Disclosure of detailed information about borrowings [line items]
Property, plant and equipment	1,500		1,500
Intangible assets other than goodwill	61		70
Non-recourse
Disclosure of detailed information about borrowings [line items]
Exchangeable securities	1,700		1,800
Restricted cash	79		50
Non-recourse | Secured by first rate ranking charge over subsidiaries
Disclosure of detailed information about borrowings [line items]
Notional amount	1,400		1,400
Non-recourse | Secured by equity interests of the issuer
Disclosure of detailed information about borrowings [line items]
Notional amount	85		94
Restricted Use Debt
Disclosure of detailed information about borrowings [line items]
Proceeds received	3	$ 3
Secured Debt | TransAlta OCP
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 217		$ 241